Condensed Consolidated Unaudited Interim Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 1,000
Research and development expenses	2,842	$ 2,516
General and administrative expenses	3,394	2,524
Other expenses (income), net	(866)	1,029
Total expenses	5,370	6,069
Operating loss	4,370	6,069
Finance expense	837	7
Finance income	(24)	(63)
Finance expense (income), net	813	(56)
Loss for the period	5,183	6,013
Loss attributable to:
Owners of the Company	4,853	5,824
Non-controlling interests	330	189
Total Loss attributable	$ 5,183	$ 6,013
Loss per share
Basic and diluted loss per share - USD	$ 0.02	$ 0.04
Number of shares used in calculation	248,117,119	163,781,022